Offsetting of Financial Assets and Financial Liabilities	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Offsetting of Financial Assets and Financial Liabilities
(27) Offsetting of Financial
Assets
and Financial Liabilities
The offsetting information regarding financial assets and financial liabilities as of March 31, 2022 and 2023 is as follows:

	Yen (millions)
As of March 31, 2022	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥134,338	¥—	¥134,338	¥(98,419)	¥35,919
Other financial liabilities
Derivatives	151,942	—	151,942	(98,419)	53,523

	Yen (millions)
As of March 31, 2023	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥185,968	¥—	¥185,968	¥(133,472)	¥52,496
Other financial liabilities
Derivatives	242,968	—	242,968	(133,472)	109,496
Generally, the
set-off
rights on financial instruments that do not meet the offsetting criteria for offsetting financial assets and financial liabilities become enforceable only under special circumstances, such as when the counterparty can no longer fulfill its obligations due to bankruptcy and other reasons.